Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income
Net income (loss)	[1]	$ 14,065,000	$ (34,328,000)	$ 58,667,000
Other comprehensive income, net of tax		0	0	0
Comprehensive income (loss)		$ 14,065,000	$ (34,328,000)	$ 58,667,000

[1]	Included in net income is interest paid amounting to $65.7 million, $69.3 million and $37.3 million for the years ended December 31, 2024, 2023 and 2022, respectively.